Investment Risks	Jan. 31, 2026
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser and sub-adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The Fund may own individual investments that have longer durations than the Fund’s target average portfolio duration. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is not suited for short-term trading, and investors in the Fund should be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser and sub-adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The Fund may own individual investments that have longer durations than the Fund’s target average portfolio duration. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The annual portfolio turnover rate of the Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser and sub-adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Rules-Based Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the  Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The  Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser and sub-adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Rules-Based Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the  Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The  Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk of Residual Interest Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond, including the risk of loss of principal. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. As such, residual interest bonds tend to underperform the market for fixed rate bonds in rising long-term interest rate environments. The value and income of, and market for, residual interest bonds are volatile, and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can also result from borrowings or participation in residual interest bond transactions. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Sector and Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector and Geographic Risk. Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect a state, U.S. territory, sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Transportation Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Transportation Sector Risk. To the extent the Fund invests a substantial portion of its assets in the transportation sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The transportation sector can be affected by local and global economic conditions such as the price and availability of fuel, oil, and gas; government regulation; labor relations; operating and equipment costs; disruptive weather and environmental effects; mass casualty accidents; technological developments and disruptions; insurance costs; industry competition; and acts of war or terrorism that damage transportation systems. As a result, the value of the Fund’s shares may fluctuate more than that of a fund that does not invest significantly in companies in the transportation sector.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Because the Fund may invest in municipal obligations, the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal obligations, such as state and local governments and their agencies. To the extent that the Fund invests in municipal obligations of issuers in the same state, U.S. territory, or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal obligations and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risks of Principal Only Investments [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is a risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if not obligated to do so by law. U.S. Treasury and U.S. Government agency securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Tax-Sensitive Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Lower Rated Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risks Associated with Active Management [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Risk of Residual Interest Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond, including the risk of loss of principal. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. As such, residual interest bonds tend to underperform the market for fixed rate bonds in rising long-term interest rate environments. The value and income of, and market for, residual interest bonds are volatile, and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can also result from borrowings or participation in residual interest bond transactions. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Sector and Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector and Geographic Risk. Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect a state, U.S. territory, sector or type of obligation and may fluctuate more than that of a more broadly diversified fund. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues. Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Transportation Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Transportation Sector Risk. To the extent the Fund invests a substantial portion of its assets in the transportation sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The transportation sector can be affected by local and global economic conditions such as the price and availability of fuel, oil, and gas; government regulation; labor relations; operating and equipment costs; disruptive weather and environmental effects; mass casualty accidents; technological developments and disruptions; insurance costs; industry competition; and acts of war or terrorism that damage transportation systems. As a result, the value of the Fund’s shares may fluctuate more than that of a fund that does not invest significantly in companies in the transportation sector.

Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.